Schedule of Investments PIMCO California Flexible Municipal Income Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
Altrudy Lane Senior Apartments
4.040% due 05/01/2038 «(e)	$1,473	$1,389
4.230% due 04/01/2041 «(e)	3,899	3,548
City of Woodland 4.400% due 09/01/2034 «(e)	779	734

Total Loan Participations and Assignments (Cost $5,499)		5,671

CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Wild Rivers Water Park 8.500% due 11/01/2051	200	125

Total Corporate Bonds & Notes (Cost $173)		125

MUNICIPAL BONDS & NOTES 84.6%
ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	551

CALIFORNIA 71.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (b)	2,200	568
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2050 (c)	1,000	564
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024 2.650% due 10/01/2054	1,000	1,000
Bay Area Toll Authority, California Revenue Bonds, Series 2023 2.750% due 04/01/2055	1,000	1,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.250% due 07/01/2043	1,375	1,324
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,250
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 12/01/2053	500	522
5.000% due 02/01/2054	300	317
5.250% due 01/01/2054	300	314
5.250% due 11/01/2054	750	796
5.500% due 10/01/2054	595	641
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,064
5.000% due 02/01/2055	2,000	2,134
5.000% due 11/01/2055	1,000	1,048
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 01/01/2056	1,245	1,309
California Community College Financing Authority Revenue Bonds, Series 2016 5.000% due 06/01/2027	260	267
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	515
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	1,500	288
5.000% due 06/01/2029	310	327
5.000% due 06/01/2050	460	444
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	1,000	1,005
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	500	512
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 08/15/2036	250	250
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	500	496
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	503
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2036	250	251
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	500	502
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	500	518

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2023 2.800% due 03/01/2041	1,000	1,000
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024 4.100% due 07/01/2040	1,000	956
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.250% due 08/01/2041	1,405	1,351
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	2,000	2,013
California Housing Finance Revenue Bonds, Series 2019 4.000% due 03/20/2033	434	434
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,747
6.000% due 03/01/2053	1,000	1,003
7.000% due 03/01/2053	250	240
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.000% due 01/01/2061 (b)	3,945	302
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.125% due 07/01/2054	500	479
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	750	750
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	200	210
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	900	878
California Municipal Finance Authority Revenue Bonds, Series 2021
3.000% due 09/01/2030 (e)	260	243
4.000% due 11/01/2036	500	466
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	600	633
5.500% due 05/01/2044	350	356
6.000% due 01/01/2039	3,000	3,087
California Municipal Finance Authority Special Tax Bonds, Series 2024
4.250% due 09/01/2034	250	252
5.000% due 09/01/2039	275	287
5.000% due 09/01/2044	325	333
5.000% due 09/01/2049	675	686
5.125% due 09/01/2054	500	509
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	260
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	500	509
California Public Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2049	750	774
California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	525	528
5.000% due 07/01/2059	500	503
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	488
California State General Obligation Bonds, Series 2023 5.250% due 09/01/2053	200	215
California State Public Works Board Revenue Bonds, Series 2024 5.000% due 09/01/2039	1,000	1,102
California State University Revenue Bonds, Series 2015 4.000% due 11/01/2043	500	479
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	2,000	2,029
California Statewide Communities Development Authority Revenue Bonds, Series 2015 4.125% due 03/01/2034	485	479
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2041	500	502
5.000% due 12/01/2046	400	397
5.250% due 12/01/2056	250	250
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	300	303
5.500% due 12/01/2058	300	305
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2049	525	535
5.000% due 09/02/2054	575	583
California Statewide Communities Development Authority Special Tax Bonds, Series 2025 4.375% due 09/02/2040	915	896
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2039 (b)	385	208
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	500	543
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	220	186
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	595	510
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,600	1,626
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	445	350
4.000% due 02/01/2057	250	186
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	250	256

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Eastern Municipal Water District, California Revenue Bonds, Series 2018 2.700% due 07/01/2046	1,275	1,275
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	500	503
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	250	217
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (b)	500	461
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2046	1,000	953
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	675	644
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	7,500	808
3.714% due 06/01/2041	500	382
3.850% due 06/01/2050	165	152
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	500	506
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (b)	2,000	815
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	1,000	917
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	250	252
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2049 (b)	1,300	403
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009 2.650% due 10/01/2041	1,135	1,135
Irvine, California Special Assessment Bonds, Series 2004 2.600% due 09/02/2029	1,000	1,000
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (b)	500	297
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	500	501
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2030	500	525
Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	250	268
5.000% due 05/15/2038	1,000	1,035
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	500	476
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	600	577
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	500	545
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.250% due 07/01/2048	1,000	1,088
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	330	397
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	500	487
Mountain House Community Facilities District, California Special Tax Bonds, Series 2025 5.000% due 09/01/2040	500	511
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	600	565
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	250	255
Orange County, California Community Facilities District Special Tax Bonds, Series 2023 5.500% due 08/15/2048	1,000	1,057
Orange County, California Water District Certificates of Participation Bonds, Series 2003 1.900% due 08/01/2042	1,000	1,000
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	250	251
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (b)	1,000	360
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,000	987
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 5.000% due 09/01/2029	250	271
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	250	260
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	770	779
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	512
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2036	270	283
5.000% due 09/01/2047	100	101
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 2.600% due 08/15/2041	1,000	1,000
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	500	442
Salinas Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 4.375% due 06/01/2047	1,000	1,004
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	500	449

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	700	725
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,000	1,055
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	1,495	1,450
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	500	467
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	250	252
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	980
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	700	782
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	949
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	250	240
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	1,000	1,010
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,000	972
Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2044	380	388
5.000% due 09/01/2054	650	660
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	300	301
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	2,015	329
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (b)	2,000	402
5.000% due 06/01/2034	250	261
5.000% due 06/01/2048	1,000	1,012
University of California Revenue Bonds, Series 2013 2.750% due 05/15/2048	2,000	2,000

		93,887

COLORADO 0.7%
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.350% due 06/01/2054	300	290
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (c)	500	374
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.250% due 12/01/2032	250	255

		919

GEORGIA 0.1%
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 5.000% due 04/01/2034	100	100

IDAHO 0.2%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	223	205

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	280	44

IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	221

MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	200
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (b)	1,500	202

		402

MULTI-STATE 0.6%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 2.250% due 09/25/2037	490	408
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 2.875% due 07/25/2036	471	430

		838

NEVADA 0.1%
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	1,000	142

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	487	480
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.000% due 07/20/2039	798	769

		1,249

NEW YORK 1.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	100	91
Build NYC Resource Corp., New York Revenue Bonds, Series 2022 5.000% due 06/01/2032	200	206
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	1,000	1,099

		1,396

OHIO 0.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (b)	4,200	418
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	300	273

		691

PENNSYLVANIA 0.2%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
6.000% due 06/30/2034	22	24
7.000% due 06/30/2039	198	183
8.000% due 06/30/2034	44	45

		252

PUERTO RICO 5.9%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,657	1,040
0.000% due 11/01/2051	1,871	1,164
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	857	839
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(a)	1,575	768
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,000	1,640
0.000% due 07/01/2051 (b)	4,500	1,093
5.000% due 07/01/2058	1,000	986
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	250	244

		7,774

TEXAS 1.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045 ^(a)	250	84
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	300	255
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	250	237
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	236
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	500	521

		1,333

VIRGINIA 0.2%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	235	220

WEST VIRGINIA 0.4%
Montgomery County, West Virginia Tax Allocation Bonds, Series 2023 6.000% due 06/01/2053	440	463
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (b)	1,250	118

		581

WISCONSIN 0.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 6.500% due 06/01/2045	125	109

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 0.000% due 09/01/2029 (b)	148	108

		217

Total Municipal Bonds & Notes (Cost $110,155)		111,022

U.S. GOVERNMENT AGENCIES 4.5%
Freddie Mac
3.600% due 12/01/2040 - 06/01/2043	1,236	1,135
3.660% due 01/01/2039	736	693
3.720% due 01/01/2041	1,978	1,838
3.850% due 02/01/2038 - 07/01/2041	2,384	2,260

Total U.S. Government Agencies (Cost $5,782)		5,926

	SHARES
MUTUAL FUNDS 2.5%
BlackRock California Municipal Income Trust	68,750	755
BlackRock MuniHoldings California Quality Fund, Inc.	73,500	787
Nuveen California AMT-Free Quality Municipal Income Fund	70,100	882
Nuveen California Quality Municipal Income Fund	73,900	831

Total Mutual Funds (Cost $3,262)		3,255

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.650% due 06/01/2026 •(d)	125,000	123

Total Preferred Securities (Cost $114)		123

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (f) 1.6%		2,100

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.8%
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	$1,000	1,006

Total Municipal Bonds & Notes (Cost $1,004)		1,006

Total Short-Term Instruments (Cost $3,104)		3,106

Total Investments in Securities (Cost $128,089)		129,228

Total Investments 98.5% (Cost $128,089)		$129,228
Financial Derivative Instruments (g) (0.0)%(Cost or Premiums, net $0)		(1)
Other Assets and Liabilities, net 1.5%		1,969

Net Assets Applicable to Common Shareholders 100.0%		$131,196

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Altrudy Lane Senior Apartments				4.040%	05/01/2038	01/09/2025	$1,346	$1,389	1.06%
Altrudy Lane Senior Apartments				4.230	04/01/2041	01/09/2025	3,405	3,548	2.70
California Municipal Finance Authority Revenue Bonds, Series 2021				3.000	09/01/2030	12/06/2023	238	243	0.19
City of Woodland				4.400	09/01/2034	07/26/2023	748	734	0.56

							$5,737	$5,914	4.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	03/31/2025	04/01/2025	$2,100	U.S. Treasury Notes 1.125% due 08/31/2028		$(2,139)	$2,100	$2,100

Total Repurchase Agreements							$(2,139)	$2,100	$2,100

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(74) at a weighted average interest rate of 4.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures				06/2025	78	$(8,675)	$(103)	$0	$(1)

Total Futures Contracts							$(103)	$0	$(1)

Cash of $215 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$5,671	$5,671
Corporate Bonds & Notes
Industrials	0	125	0	125
Municipal Bonds & Notes
Arkansas	0	551	0	551
California	0	93,887	0	93,887
Colorado	0	919	0	919
Georgia	0	100	0	100
Idaho	0	205	0	205
Indiana	0	44	0	44
Iowa	0	221	0	221
Michigan	0	402	0	402
Multi-State	0	838	0	838
Nevada	0	142	0	142
New Hampshire	0	1,249	0	1,249
New York	0	1,396	0	1,396
Ohio	0	691	0	691
Pennsylvania	0	252	0	252
Puerto Rico	0	7,774	0	7,774
Texas	0	1,333	0	1,333
Virginia	0	220	0	220
West Virginia	0	581	0	581
Wisconsin	0	217	0	217
U.S. Government Agencies	0	5,926	0	5,926
Mutual Funds	3,255	0	0	3,255
Preferred Securities
Banking & Finance	0	123	0	123
Short-Term Instruments
Repurchase Agreements	0	2,100	0	2,100
Municipal Bonds & Notes	0	1,006	0	1,006

Total Investments	$3,255	$120,302	$5,671	$129,228

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$3,255	$120,301	$5,671	$129,227

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$735	$4,742	$0	$10	$0	$184	$0	$0	$5,671	$184

Totals	$735	$4,742	$0	$10	$0	$184	$0	$0	$5,671	$184

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$5,671	Discounted Cash Flow	Discount Rate	5.080 - 5.836	5.247

Total	$5,671

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bpnd or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	FNMA	Federal National Mortgage Association
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced